Income Taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Net operating loss carryforward	$ 7,148,000	$ 5,780,000
Intangibles	(57,000)	(103,000)
Total deferred tax asset	7,091,000	5,677,000
Less: Valuation Allowance	(7,091,000)	(5,677,000)
Net deferred tax assets	$ 0	$ 0